Cash Generated From Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Statement of cash flows [abstract]
Profit before income tax	$ 1,868		$ 1,625		$ 1,268
Adjustments for interest income	(20)		(5)		(3)
Adjustments for interest and other finance costs	203		132		65
Adjustments for depreciation and amortization	655		676		611
Adjustments for amortization of deferred financing costs	22		21		21
Adjustments for amortization of deferred rent	15		15		10
Adjustments for amortization of other assets	3		3		3
Adjustments for loss on disposal of property and equipment, investment properties and intangible assets	131	[1]	12	[2],[3]	12	[2],[3]
Adjustments for loss on modification or early retirement of debt	81		0		1
Adjustments for provision for expected credit losses, net	9		0		0
Adjustments for provision for doubtful accounts, net	0		4	[2],[3]	18	[2],[3]
Adjustments for share-based compensation, net of amount capitalized	13		12		14
Adjustments for net foreign exchange (gains) losses	(5)		11		1
Changes in other assets	(1)		(1)		(8)
Changes in inventories	1		(1)		(2)
Changes in trade and other receivables and prepayments	(180)		37		120
Changes in trade and other payables	260		91		221
Cash generated from operations	$ 3,055		$ 2,632		$ 2,352

[1]	The loss for the year ended December 31, 2018 consisted primarily of US$128 million of assets disposed of related to the Four Seasons Tower Suites Macao project.
[2]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[3]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.